Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s outstanding stock option activity for the nine months ended September 30, 2017, is as follows:

		September 30, 2017
	Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Intrinsic Value
As of December 31, 2016	11,446	$367.08	8.2	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(47)	9,187.80	-	-
As of September 30, 2017	11,399	$331.92	7.3	-
Exercisable as of September 30, 2017	11,025	$405.60	7.3	-
Expected to vest as of September 30, 2017	11,399	$331.92	7.3	-

A summary of the Company’s stock option activity for the years ended December 31, 2016 and 2015 is as follows:

		December 31, 2016
		Weighted-Average	Weighted-Average Remaining Contractual Life
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding at December 31, 2015	9,364	$498.60
Granted	3,280	$16.44
Exercised
Forfeited
Expired	(1,198)	$495.96
Outstanding at December 31, 2016	11,446	$367.08	8.2	$-
Exercisable at December 31, 2016	8,996	$507.72	7.9	$-
Vested and expected to vest at December 31, 2016	11,446	$367.08	8.7	$-

		December 31, 2015
		Weighted-Average	Weighted-Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
Outstanding at December 31, 2014	7,691	$923.40
Granted	9,641	158.40
Exercised	-	-
Forfeited	(5,871)	493.20
Expired	(2,097)	763.80
Outstanding at December 31, 2015	9,364	$498.60	7.7	$-
Exercisable at December 31, 2015	3,740	$997.20	5.5	$-
Vested and expected to vest at December 31, 2015	9,166	$505.80	7.7	$-

Schedule of Black-Scholes-Merton Option Pricing Model

. The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees during the nine months ended September 30, 2016 (no options were granted for the nine months ended September 30, 2017):

Nine Months Ended
September 30, 2016
Weighted-average risk-free interest rate	1.6%
Weighted-average expected life (in years)	6.3
Expected dividend yield	-%
Weighted-average expected volatility	65.0%

The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Weighted-average risk-free interest rate	1.63%	1.64%
Weighted-average expected life (in years)	6.30	6.30
Expected dividend yield	0%	0%
Weighted-average expected volatility	66%	48%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

Total stock-based compensation expense included in the condensed consolidated statements of operations is allocated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of revenue	$-	$6	$10	$13
Research and development	11	18	61	71
General and administrative	23	20	69	95
Selling and marketing	20	1	33	18
Capitalized into inventory	-	11	-	14
	$54	$56	$173	$211

Total stock-based compensation expense included in the consolidated statements of operations was allocated as follows (in thousands):

	As of December 31,
	2016	2015
Cost of revenue	$17	$50
Research and development	104	177
General and administrative	132	514
Selling and marketing	17	170
Capitalized into inventory	3	75
	$273	$986

Schedule of Unrecognized Compensation Cost, Nonvested Awards

Unrecognized stock-based compensation as of September 30, 2017 is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$88	0.65

Unrecognized stock-based compensation at December 31, 2016 and 2015 were as follows (in thousands):

	As of December 31, 2016
		Weighted
		Average
		Remaining
	Unrecognized Stock-Based	Period of Recognition
	Compensation	(in years)
Stock options	$256	1.13

	As of December 31, 2015
		Weighted
		Average
		Remaining
	Unrecognized Stock-Based	Period of Recognition
	Compensation	(in years)
Stock options	$484	1.9